ORGANIZATION AND OPERATIONS (Details) - $ / shares	Sep. 30, 2024	Jun. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 14, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001